Segment Reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment Reporting	Segment Reporting
The Company has two reportable segments, the LNG segment and the NGL segment. The Company’s LNG segment consists of LNG carriers which generally operate under long-term, fixed-rate time-charter contracts to international energy companies. The Company's NGL segment consists of LPG, Ethane and multi-gas carriers which generally operate under voyage charters or time-charters. As at December 31, 2024, the Company’s LNG segment consisted of 50 LNG carriers and LNG carrier newbuildings (including 24 LNG carriers included in joint ventures that are accounted for under the equity method) and one LNG receiving and regasification terminal in Bahrain. As at December 31, 2024, the Company's NGL segment consisted of 40 LPG, Ethane and multi-gas carriers and LPG newbuildings (including 30 LPG carriers and newbuildings included in a joint venture that is accounted for under the equity method). The Company's chief operating decision maker is the Company's President and Chief Executive Officer who evaluates segment results based on (loss) income from vessel operations. The evaluation of segment results involves an assessment of the profitability of each segment. This information, along with forward-looking assessments of profitability, help the Company's chief operating decision maker to make informed decisions about investing and/or divesting of assets in a specific segment. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Company’s consolidated financial statements.
The following table presents voyage revenues and percentage of consolidated voyage revenues for the Company’s customers who accounted for 10% or more of the Company's consolidated voyage revenues during any of the years presented in these consolidated financial statements.

(U.S. Dollars in millions)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022

INEOS Europe AG(i)	$115.4 or 16%	$114.1 or 16%	Less than 10%
Shell Plc.(ii) (iii)	$115.2 or 16%	$118.9 or 16%	$133.9 or 21%
Ras Laffan Liquefied Natural Gas Company Ltd.(ii)	$75.0 or 11%	$74.2 or 10%	$73.8 or 12%
(i)NGL segment.
(ii)LNG segment.
(iii)Includes its subsidiaries Shell International Trading Middle East Ltd. and Shell Tankers (Singapore) Private Ltd.
The following tables include results for these segments for the years presented in these consolidated financial statements.

	Year Ended December 31, 2024
	LNG Segment $	NGL Segment $	Total $
Voyage revenues	566,614	144,130	710,744
Voyage expenses	(4,598)	(6,996)	(11,594)
Vessel operating expenses	(181,427)	(49,469)	(230,896)
Time-charter hire expenses	—	(8,237)	(8,237)
Depreciation and amortization	(111,339)	(31,325)	(142,664)
General and administrative expenses(i)	(23,402)	(5,686)	(29,088)
(Write-down) and gain on sales of vessels (note 18)	(387,109)	4,339	(382,770)
(Loss) income from vessel operations	(141,261)	46,756	(94,505)

Equity income (note 7)	94,577	27,702	122,279
Investment in and advances to equity-accounted joint ventures, net	1,158,718	187,860	1,346,578
Expenditures for vessels and equipment, including advances on newbuilding contracts	(256,540)	(645)	(257,185)
Expenditures for dry docking	(4,623)	(3,316)	(7,939)

	Year Ended December 31, 2023
	LNG Segment $	NGL Segment $	Total $
Voyage revenues	563,514	163,277	726,791
Voyage expenses	(6,715)	(14,725)	(21,440)
Vessel operating expenses	(175,382)	(57,278)	(232,660)
Time-charter hire expenses	—	(8,777)	(8,777)
Depreciation and amortization	(110,477)	(35,251)	(145,728)
General and administrative expenses(i)	(24,111)	(6,800)	(30,911)
Gain (write-down) and gain (loss) on sales of vessels (note 18)	35,807	(7,816)	27,991
Income from vessel operations	282,636	32,630	315,266

Equity income (note 7)	120,021	28,985	149,006
Investment in and advances to equity-accounted joint ventures, net	1,151,581	160,158	1,311,739
Expenditures for vessels and equipment, including advances on newbuilding contracts	(102,809)	(87)	(102,896)
Expenditures for dry docking	(26,633)	(1,287)	(27,920)

	Year Ended December 31, 2022
	LNG Segment $	NGL Segment $	Total $
Voyage revenues	575,433	49,047	624,480
Voyage expenses	(11,358)	(23,251)	(34,609)
Vessel operating expenses	(175,306)	(16,843)	(192,149)
Time-charter hire expenses	(9,396)	—	(9,396)
Depreciation and amortization	(121,719)	(6,740)	(128,459)
General and administrative expenses(i)	(24,214)	(1,256)	(25,470)
Write-down and gain on sale of vessels (note 18)	(52,004)	(2,393)	(54,397)
Restructuring charges (note 17)	(2,551)	(100)	(2,651)
Income (loss) from vessel operations	178,885	(1,536)	177,349

Equity income (note 7)	94,897	23,535	118,432
Investment in and advances to equity-accounted joint ventures, net	1,114,183	130,081	1,244,264
Expenditures for vessels and equipment	(145,102)	(233)	(145,335)
Expenditures for dry docking	(18,870)	—	(18,870)
(i)Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

A reconciliation of total segment assets to consolidated total assets presented in the Company's consolidated balance sheets is as follows:

	December 31, 2024 $	December 31, 2023 $
Total assets of the LNG segment	4,378,066	4,601,919
Total assets of the NGL segment	846,929	891,273
Unallocated:
Cash and cash equivalents	153,726	168,409
Consolidated total assets	5,378,721	5,661,601